Deferred income tax (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax [Line Items]
At the beginning of year		$ 23,053	$ 34,646
Currency translation differences		(237)	1,463
(Charged) credited to net profit		4,820	(13,056)
At end of year		27,636	23,053
At the beginning of year		(2,770)	(16,955)
Credited to net profit		484	13,611
Reclassification	[1]	0	574
At end of year		(2,286)	(2,770)
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year		3,828
Currency translation differences		0
(Charged) credited to net profit		7,637
At end of year		11,465	3,828
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year		(17,308)
Credited to net profit		(2,766)
Reclassification	[1]	0
At end of year		(20,074)	(17,308)
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year		14,538
Credited to net profit		3,250
Reclassification	[1]	0
At end of year		17,788	14,538
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year		19,225
Currency translation differences		(237)
(Charged) credited to net profit		(2,817)
At end of year		$ 16,171	$ 19,225

[1]	Corresponds to differences between income tax provision and the final tax return presented.